Summary of Significant Accounting Policies: Insurance Reserves (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Insurance Reserves

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid.  Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in liability of future benefits.  The Company recognized $742 of additional reserves due to a loss recognition event in the three and nine months ended September 30, 2012.

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid.  Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experiences indicate that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in liability of future benefits.  The Company recognized $742 of additional reserves due to a loss recognition event in 2012.